Acquisitions - Allocation of Purchase Price (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Huntyard Limited [Member]	May 31, 2012 Huntyard Limited [Member]	Sep. 30, 2013 Kidsunlimited Group Limited [Member]	Apr. 10, 2013 Kidsunlimited Group Limited [Member]
Business Acquisition [Line Items]
Cash						$ 2,872		$ 4,888
Accounts receivable						341		1,809
Prepaids and other assets						2,880		2,509
Fixed assets						65,843		13,901
Intangible assets						6,004		17,901
Goodwill	1,097,447	997,344	947,371	887,895	49,600	49,573	53,600	53,604
Total assets acquired						127,513		94,612
Accounts payable and accrued expenses						(7,520)		(8,173)
Unfavorable leasehold interests								(1,759)
Taxes payable						(656)
Deferred revenue and parent deposits						(3,006)		(4,475)
Other current liabilities								(8,378)
Deferred taxes						(5,570)		(2,840)
Total liabilities assumed						(16,752)		(25,625)
Purchase price						$ 110,761		$ 68,987